Investments in equity investees - ZTO LTL, ZTO YL and Antong (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)
ZTO Supply Chain Management Co., Ltd.
Investments in equity investees
Equity interest in equity method investment (as a percent)	18.00%				18.00%
Capital contribution in cash	$ 14,017,000				¥ 99,519
Cash consideration	$ 83,817,000	¥ 582,526
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd.
Investments in equity investees
Equity interest in equity method investment (as a percent)	18.00%				18.00%
Capital contribution in cash | ¥					¥ 90,000
Tonglu Antong Management LLP
Investments in equity investees
Cash consideration | ¥			¥ 49,000	¥ 70,000
Cash consideration from sale of equity method investment | $	$ 118,730
Gain from disposal of equity method investment | $	$ 735,000